Impairment (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ 1,315	$ (3,190)	$ 7,339
Producing Properties Relating To Oil And Gas Activities Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	376
Recoverable amount	300		279
Impairment (losses) reversals	$ (116)		$ 67
Business segment	E&P		E&P
Refinery And Associated Logistics Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	$ 77
Recoverable amount	$ 34
Impairment (losses) reversals		(44)
Business segment	RT&M
Others [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ 9	4	$ 10
Total [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	(151)	(225)	15
Thermoelectric Power Plants [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		91
Recoverable amount		12
Impairment (losses) reversals		$ (79)
Business segment		G&E
Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		$ 107
Recoverable amount		44
Impairment (losses) reversals		$ (67)
Business segment		G&E
Oil And Gas Production And Drilling Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		$ 47
Impairment (losses) reversals		$ (46)
Business segment		E&P
Refineries And Associated Logistics Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	255
Recoverable amount	$ 218
Impairment (losses) reversals		$ (37)
Business segment		RT&M
Cartola And Ataulfo Alves Vessels [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			80
Recoverable amount			19
Impairment (losses) reversals			$ (62)
Business segment			RT&M